TREASURY SHARES AND REVERSE ADS SPLIT	12 Months Ended
Dec. 31, 2023
TREASURY SHARES AND REVERSE ADS SPLIT
TREASURY SHARES AND REVERSE ADS SPLIT

14.          TREASURY SHARES AND REVERSE ADS SPLIT

Up to December 31, 2023, the Company had repurchased an aggregate of 1,306,486 ADSs from the open market for a total consideration of $17,400, of which 438,137 ADSs had been cancelled and 868,349 ADSs were recorded as treasury stock.

As of December 31, 2022 and 2023, accumulated 769,077 and nil ADS of treasury stock have been reissued. As a result of Share Consolidation in note 11, there was 24,818 ADS as of December 31, 2023.